Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
	Feb. 28, 2017 USD ($) Vendor	Feb. 29, 2016 USD ($)
Fair Value Disclosures [Abstract]
Transfers out of level 3 | $	$ 0	$ 10
Number of primary vendors | Vendor	2
Investments that are communicated to the third party for consideration of reasonableness, threshold limit for fair values	0.50%